Loss per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Loss per share	Loss per share
The Company’s shares are comprised of ordinary shares. Each share has a nominal value of $0.05 (CHF 0.05). The basic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of shares in issue during the period excluding treasury shares, which are shares owned by the Company. The table presents the loss for the three and six months ended June 30, 2023 and 2022, respectively (in USD thousands, except shares and loss per share):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Net loss attributed to shareholders	$(21,396)	$(24,681)	$(41,096)	$(50,168)
Weighted average number of shares in issue	64,498,686	64,089,566	64,371,485	63,991,145
Basic and diluted loss per share	$(0.33)	$(0.39)	$(0.64)	$(0.78)
For the three and six months ended June 30, 2023 and 2022, the potential impact, on the calculation of loss per share, of the existing potential ordinary shares related to the share option plans is not presented, as the impact would be to dilute a loss, which causes them to be deemed “non-dilutive” for the purposes of the required disclosure.